Business Combinations and Reverse Recapitalization (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Schedule of business acquisitions, by acquisition
(in thousands)	At September 15, 2021
Class A Opco Units (and corresponding shares of Class B Common Stock)	$394,910
Cash consideration	377,122
Repayment of Aria debt at Closing	91,115
Total purchase price consideration	$863,147

Schedule of preliminary allocation of aria merger consideration
(in thousands)	As of September 15, 2021
Fair value of assets acquired
Cash and cash equivalents	$4,903
Account receivable, net	27,331
Inventory	9,015
Prepaid expenses and other current assets	3,834
Property, plant and equipment, net	126,463
Intangible assets, net	607,610
Equity method investments	243,128
Other non-current assets	861
Goodwill	26,457
Amount attributable to assets acquired	$1,049,602
(in thousands)	As of September 15, 2021
Fair value of liabilities assumed
Accounts payable	$2,760
Accrued and other current liabilities	26,496
Below-market contracts	146,990
Other long-term liabilities	10,209
Amount attributable to liabilities assumed	186,455
Net assets acquired	863,147
Total Aria Merger consideration	$863,147

Schedule of recognized identified assets acquired and liabilities assumed
(in thousands, excluding weighted average amortization period in years)	As of September 15, 2021	Weighted Average Amortization Period
Biogas rights agreements	$565,300	20
Electricity off-take agreements	23,400	12
Operations and maintenance contracts	8,620	15
RNG purchase contract	10,290	1
Gas off-take agreement liabilities	$(146,990)	11

Schedule of business acquisition, pro forma information
(in thousands)	2021	2020
Total revenues	$205,758	$162,018
Net income (loss)	$(77,449)	$(49,730)